Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Investment properties	$ 570,010	$ 632,284
Property plant and equipment	10,148	17,225
Trading Properties	6,035	6,556
Intangible assets	7,945	7,284
Right-of-use assets	2,935	2,678
Investments in associates and joint ventures	37,073	34,782
Deferred income tax assets	860	164
Income tax credit	21	52
Trade and other receivables	4,437	9,348
Investments in financial assets	1,922	1,848
Total non-current assets	641,386	712,221
Current assets
Trading properties	144	416
Inventories	331	269
Income tax credit	729	116
Trade and other receivables	25,875	23,349
Investments in financial assets	34,412	39,753
Cash and cash equivalents	8,735	27,543
Total current assets	70,226	91,446
TOTAL ASSETS	711,612	803,667
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent (according to corresponding statement)	364,945	342,457
Non-controlling interest	22,330	23,443
TOTAL SHAREHOLDERS' EQUITY	387,275	365,900
Non-current liabilities
Borrowings	67,324	28,138
Lease liabilities	2,643	2,475
Deferred income tax liabilities	167,251	212,541
Trade and other payables	9,838	7,668
Provisions	5,919	423
Salaries and social security liabilities	90	200
Total non-current liabilities	253,065	251,445
Current liabilities
Borrowings	40,617	132,974
Lease liabilities	374	172
Trade and other payables	25,605	18,376
Income tax liabilities	1,053	32,591
Provisions	844	427
Derivative financial instruments	6	34
Salaries and social security liabilities	2,773	1,748
Total current liabilities	71,272	186,322
TOTAL LIABILITIES	324,337	437,767
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 711,612	$ 803,667